U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______________

Post-Effective Amendment No. _______________
                        (Check appropriate box or boxes)


Exact Name of Registrant as Specified in Charter:
Area Code and Telephone Number:

     Principal International Fund, Inc.
(800) 247-4123

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     711 High Street, Des Moines, Iowa 50392

Name and Address of Agent for Service:
With a copy to:

Michael D. Roughton                    John W. Blouch
Counsel                                Jones & Blouch L.L.P.
Principal International Fund, Inc.
1025 Thomas Jefferson Street, N.W.
711 High Street                        Suite 405 West
Des Moines, Iowa 50392                 Washington, D.C. 20007


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
             ______________________________________________________

Title of Securities Being Registered:

Class A and Class B Common Stock, par value $.01 per share.

             ______________________________________________________

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on October 10, 2002, pursuant to Rule 488.

             ______________________________________________________

                       PRINCIPAL INTERNATIONAL FUND, INC.
                             CROSS REFERENCE SHEET
            PURSUANT TO RULE 481(a) UNDER THE SECURITIES ACT OF 1933

                      FORM N-14 INFORMATION STATEMENT AND
                          ITEM NO. PROSPECTUS CAPTION

PART A

Item 1. ......................................
      Beginning of Registration Statement and Outside
      Front Cover Page of Prospectus .........Cross Reference Sheet; Cover Page

Item 2.......................................
      Beginning and Outside Back Cover Page of Prospectus    Table of Contents

Item 3.......................................
      Fee Table, Synopsis Information and Risk Factors

      Summary; Principal Risk Factors

Item 4.......................................Information about the Transaction

      The Plan

Item 5.
                                             Information about the Registrant
                                             Incorporation of Documents by
                                             Reference in the Prospectus

Item 6.
                                             Information about the Company Being
                                             Acquired
                                             Incorporation of Documents by
                                             Reference in the Prospectus

Item 7.......................................Voting Information

      Introduction and Voting Information

Item 8.......................................
      Interest of Certain Persons and Experts      Not Applicable

Item 9. ......................................
      Additional Information Required for Reoffering by Persons Deemed to be Underwriters ...Not Applicable

PART B

Item 10......................................Cover Page
                                             Cover Page of Statement of
                                             Additional Information

Item 11......................................Table of Contents
                                             Table of Contents of Statement of
                                             Additional Information

Item 12.
                                             Additional Information about the
                                             Registrant
                                             Statement of Additional Information
                                             of Principal International Fund,
                                             Inc. dated March 1, 2002.

Item 13.
                                             Additional Information about the
                                             Company Being Acquired
                                             Statement of Additional Information
                                             of Principal European Equity Fund,
                                             Inc., and Principal Pacific Basin
                                             Fund, Inc. dated March 1, 2002.

Item 14......................................Financial Statements
                                             Financial Statements as noted in
                                             the Statement of Additional
                                             Information

PART C

Item 15......................................Indemnification
                                                            Indemnification

Item 16......................................Exhibits  Exhibits

Item 17......................................Undertakings   Undertakings

October 10, 2002

Dear Shareholder:

The Board of Directors of Principal Pacific Basin Fund, Inc. ("Pacific Basin Fund") and Principal European Equity Fund, Inc. ("European Equity Fund") have called a special meeting of the shareholders of each Fund for October 28, 2002 to vote on an Agreement and Plan of Acquisition for each Fund which provides for the combination of Pacific Basin Fund and the European Equity Fund with Principal International Fund, Inc. ("International Fund"). If the Plan is approved by shareholders and implemented, shareholders of the Pacific Basin Fund and European Equity Fund (the "Acquired Funds") will cease to own shares of the Acquired Funds and will become the owner of shares of the same class of the International Fund equal in value to the shares of the Acquired Fund. The Board of each Acquired Fund believes that the proposed change is in the best interest of the Fund and its shareholders.

The Acquired Funds and the International Fund are growth-oriented funds which invest primarily in common stocks of foreign companies and seek long-term growth of capital. The principal difference between the Acquired Funds and the International Fund is the investment strategy of each Fund. The Acquired Funds invest primarily in companies located in specific geographic regions. The International Fund may invest in companies domiciled in any of the nations of the world; it is not required to invest in companies located in a specific geographic region.

It is important that you take time to read the prospectus/information statement. If you have questions regarding the prospectus/information statement or your account, please call our shareholder services department toll-free at 1-800-247-4123.

Sincerely,

/s/ Ralph C. Eucher

Ralph C. Eucher
President
Principal Pacific Basin Fund, Inc. and
Principal European Equity Fund, Inc.

                                   NOTICE OF
                        SPECIAL MEETING OF SHAREHOLDERS

                         TO BE HELD ON OCTOBER 28, 2002
                                  ___________

To the Shareholders:

Notice is hereby given that a special meeting of the shareholders of Principal European Equity Fund, Inc. (European Equity Fund) and Principal Pacific Basin Fund, Inc. (Pacific Basin Fund) will be held at 2:00 p.m. C.S.T., on October 28, 2002, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200. The meeting is being held to consider and vote on the following matter as well as any other business that may properly come before the meeting or any adjournment thereof:

     1. Approval of an Agreement and Plan of Acquisition and the transactions contemplated thereby, pursuant to which Principal International Fund, Inc. (International Fund) will acquire all the assets and assume all the liabilities of the European Equity Fund and the Pacific Basin Fund (together the "Acquired Funds") and issue in exchange shares of its Class A and Class B common stock, and each Acquired Fund will distribute those shares to its Class A and Class B shareholders in redemption of all its outstanding shares and then dissolve.

You are entitled to notice of and to vote at the meeting, and any adjournment, if you owned shares of the European Equity Fund or Pacific Basin Fund at the close of business on September 16, 2002, the record date for the meeting.

Please read the attached prospectus/information statement.

                                        /s/ A. S. Filean

                                        For the Board of Directors
                                        Arthur S. Filean
                                        Senior Vice President and Secretary

                                        October 10, 2002

                       PRINCIPAL INTERNATIONAL FUND, INC.
                      PRINCIPAL EUROPEAN EQUITY FUND, INC.
                       PRINCIPAL PACIFIC BASIN FUND, INC.
                        PROSPECTUS/INFORMATION STATEMENT

This prospectus/information statement is being furnished in connection with a special meeting of the shareholders of the European Equity Fund and Pacific Basin Fund, to be held at 2:00 p.m. C.S.T., on October 28, 2002, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200.

At the meeting, shareholders of the European Equity Fund and the Pacific Basin Fund (each referred to as the "Acquired Fund") will vote on an Agreement and Plan of Acquisition ("Plan"). Under each Plan, if approved, Principal International Fund, Inc. (the "International Fund") will acquire all the assets and assume all the liabilities of each Acquired Fund and issue in exchange shares of its Class A and Class B common stock. Each Acquired Fund will immediately redeem all its outstanding Class A and Class B shares by distributing the International Fund shares of the same classes to its shareholders. As a result, a shareholder of an Acquired Fund will have the same amount invested in Class A shares and/or Class B shares of the International Fund that each has invested in those share classes of the Acquired Funds at the effective time. The Funds' manager, Principal Management Corporation, is also a party to each Plan and has agreed to pay all expenses incurred by the Acquired Funds in connection with each Plan.

The Acquired Funds and the International Fund are each Maryland corporations organized by Principal Life Insurance Company ("Principal Life") and registered as open-end, diversified management investment companies under the Investment Company Act of 1940 (the "Investment Company Act"). The primary investment objective of each Acquired Fund and the International Fund is to seek long-term growth of capital. Both Acquired Funds pursue the investment objective by investing at least 80% of their assets in common stocks of companies located in specific geographic regions while the International Fund is not required to invest a percentage of its assets in companies located in a specific geographic region.

This prospectus/information statement sets forth concisely the information you should know before voting on the proposed Plan. You should retain it for future reference.


The prospectuses and Statements of Additional Information for the International Fund and each of the Acquired Funds dated March 1, 2002 have been filed with the Securities and Exchange Commission ("SEC") and are available without charge by writing to the Funds or their manager at their principal executive offices, 680 8th Street, Des Moines, Iowa 50392-0200 or by telephoning toll-free 1-800-247-4123. The prospectuses of the International Fund and each Acquired Fund dated March 1, 2002 and the Statement of Additional Information dated October 10, 2002 relating to this prospectus/information statement are incorporated herein by reference. A copy of the International Fund's prospectus accompanies this prospectus/information statement.

                             _____________________

THE SEC HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              _____________________

                    The date of this prospectus/information
                         statement is October 10, 2002

                        PROSPECTUS/INFORMATION STATEMENT

                               TABLE OF CONTENTS


INTRODUCTION AND VOTING INFORMATION...................................     5
  Special Meeting; Voting.............................................     5
  Additional Information..............................................     5
SUMMARY ..............................................................     6
  The Plan............................................................     6
  Reasons for the Plan................................................     6
  Investment Objectives and Policies..................................     8
  Fees and Expenses of the Funds......................................     10
  Purchases...........................................................     10
  Exchanges...........................................................     10
  Redemption Procedures and Fees......................................     10
  Dividends and Distributions.........................................     10
  Federal Income Tax Consequences of the Proposed Combination.........     10
  Costs and Expenses..................................................     11
  Continuation of Shareholder Accounts................................     11
PRINCIPAL RISK FACTORS................................................     11
THE PLAN..............................................................     11
  Agreement and Plan of Acquisition...................................     11
  Description of Securities to Be Issued..............................     12
  Reasons for the Proposed Combination................................     12
  Federal Income Tax Consequences.....................................     13
  Capitalization......................................................     13
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE...........................     14
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS........     15
ADDITIONAL INFORMATION ABOUT THE FUNDS................................     20
PROPOSALS OF SHAREHOLDERS.............................................     20
OTHER BUSINESS........................................................     20

APPENDIX A: FORM OF AGREEMENT AND PLAN OF ACQUISITION.................     21

                      INTRODUCTION AND VOTING INFORMATION

SPECIAL MEETING; VOTING
-----------------------
We are furnishing this prospectus/information statement to you as a shareholder of either the European Equity Fund or Pacific Basin Fund (each an "Acquired Fund") or both, in connection with a special meeting of the shareholders of each Acquired Fund to be held on October 28, 2002. The purpose of the meeting is to vote on an Agreement and Plan of Acquisition for each Acquired Fund to which the Acquired Fund, the International Fund and the manager of those Funds, Principal Management Corporation, are parties. A copy of the Agreement and Plan of Acquisition for the European Equity Fund is included as Appendix A. The Agreement and Plan of Acquisition to which the Pacific Basin Fund is party is identical, with the exception of the Pacific Basin Fund's name. Each Plan provides for the combination of the Acquired Fund with the International Fund, as more fully described below. The prospectus/information statement is first being furnished to shareholders on or about October 10, 2002.

THE BOARD OF DIRECTORS OF EACH ACQUIRED FUND HAS APPROVED THE PLAN AND RECOMMENDS THAT THE SHAREHOLDERS OF EACH ACQUIRED FUND VOTE FOR THE PLAN AND THE TRANSACTIONS WHICH IT CONTEMPLATES.

Shareholders of record of each Acquired Fund at the close of business on September 16, 2002, the record date, are entitled to vote at the meeting. As of the record date, the European Equity Fund had __________Class A shares and _____________Class B shares outstanding and entitled to be voted and the Pacific Basin Fund had ________Class A shares and __________Class B shares outstanding and entitled to be voted. Shareholders of each Acquired Fund are entitled to one vote for each share of each Class held at their respective meeting. The meetings of both Acquired Funds will be held contemporaneously. A quorum for each Acquired Fund must be present at the meeting for the transaction of business for the Acquired Fund. The holders of record of one-third of the shares outstanding at the close of business on the record date present at the meeting will constitute a quorum for the meeting. The approval of the Plan by an Acquired Fund requires the affirmative vote of a majority of all the votes entitled to be cast by shareholders of that Acquired Fund. Abstentions and broker non-votes (votes from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for the Plan or any other issue. If the shareholders of an Acquired Fund do not approve the Plan, the Fund will consider possible alternative arrangements, and Principal Management Corporation will continue to manage the Acquired Fund.

Proxies of the shareholders of the Acquired Funds are not being solicited because Principal Life owned a majority of the outstanding shares of each Acquired Fund as of the record date, and is expected to be present at the meeting and to vote in favor of the proposal to approve each Plan.

ADDITIONAL INFORMATION
----------------------
On September 16, 2002, the directors and officers of each Acquired Fund together owned less than 1% of its outstanding shares and the directors and officers of the International Fund together owned less than 1% of its outstanding shares. Principal Life, Des Moines, Iowa, 50392-0200, an Iowa life insurance company and an affiliate of the manager of the Funds, owned of record and beneficially, either directly or through subsidiaries, _____% of the outstanding shares of the International Fund and _____% of the outstanding shares of the European Equity Fund (including _____% of the Class A shares and _____% of the Class B shares) and _____% of the outstanding shares of the Pacific Basin Fund (including _____% of the Class A shares and _____% of the Class B shares) and based on those holdings, would own at the effective time of each Plan _____% of the outstanding shares of the International Fund (____% of the Class A shares and ____% of the Class B shares). The ultimate parent of Principal Management and Principal Life is Principal Financial Group, Inc. The Funds do not know of any other person who owned at the record date, or will own at the effective time, of record or beneficially 5% or more of the outstanding shares of any of the Funds.

                                    SUMMARY

The following is a summary of certain information contained or incorporated by reference in this prospectus/information statement. It is qualified in its entirety by the more detailed information appearing elsewhere or incorporated by reference in this prospectus/information statement.

THE PLAN
--------
You are being asked to approve the Plan, which provides for the combination of each Acquired Fund with the International Fund. Under each Plan, at the effective time on the closing date, the International Fund will acquire all the assets and assume all the liabilities of the Acquired Fund and issue to the Acquired Fund shares of its Class A and Class B common stock having a value equal to the net assets acquired attributable to each share class. Immediately thereafter, the Acquired Fund will distribute all the International Fund shares it receives to its Class A and Class B shareholders and thereby redeem all its outstanding shares. Each Acquired Fund shareholder will receive International Fund shares equal in value to the shares of the same class of the Acquired Fund held by the shareholder at the effective time. If the Plan is approved, the effective time will be 3:00 p.m. C.S.T. on October 29, 2002.

REASONS FOR THE PLAN
--------------------
The catalyst for each Plan is the Principal Financial Group's recent announcement that it has reached a definitive agreement to sell significant portions of BT Financial Group businesses, including the sub-adviser operations for each of the Acquired Funds. As a result of this sale, Principal Capital Global Investors Limited ("PCGIL") will not provide investment advisory services to the Acquired Funds after October 31, 2002. Both of the Acquired Funds have relatively small amounts of assets after two years of operation and have experienced limited sales of shares. Low asset levels have resulted in high expense ratios for the Acquired Funds. The likelihood that the Acquired Funds will achieve significant asset levels in the foreseeable future is low. The Board for each Acquired Fund considered these and other factors, and determined that the proposed Plan would be in the best interests of each Fund and its shareholders, that the terms of each Plan are fair and reasonable and that the interests of the shareholders of each Acquired Fund will not be diluted as a result of the transactions contemplated by the Plan. The Board believes that each Plan will provide shareholders of each Acquired Fund with an investment in a larger growth-oriented, international fund with a more favorable expense ratio and greater possibilities for economies of scale than are likely with either Acquired Fund. The table below reflects the investment performance of each of the Funds for the periods ended August 31, 2002.

                                      TOTAL RETURN WITH MAXIMUM SALES CHARGE
                   -----------------------------------------------------------------------------
          FUND                     CLASS A                                 CLASS B
          ----     ---------------------------------------    ----------------------------------
                      1-YR.          5-YR.         10-YR.     1-YR.      5-YR.     SINCE 12/9/94*
                      -----          -----         ------     -----      -----     --------------
 International       -19.94%        -4.80%          5.03%     -19.87%   -4.80%         2.60%
 European Equity     -21.20%       -22.95%**          N/A     -21.20%  -22.88%**        N/A
 Pacific Basin       -18.66%       -26.17%**          N/A     -18.89%  -26.14%**        N/A

                                                     TOTAL RETURN AT NET ASSET VALUE
                       ----------------------------------------------------------------------------
               FUND                     CLASS A                               CLASS B
               ----    --------------------------------------    ----------------------------------
                              1-YR.         5-YR.      10-YR.   1-YR.      5-YR.     SINCE 12/9/94*
                              -----         -----      ------   -----      -----     --------------
 International               -15.94%       -3.87%      5.55%    -16.54%   -4.52%         2.60%
 European Equity             -17.28%      -21.32%**     N/A     -17.91%  -21.88%**        N/A
 Pacific Basin               -14.57%      -24.61%**     N/A     -15.51%  -25.19%**        N/A
 *Inception Date of Class B shares.
 **Since the European Equity Fund and Pacific Basin Fund inception date, May 1, 2000.



INVESTMENT OBJECTIVES AND POLICIES
----------------------------------
The primary investment objective of the International Fund and each Acquired Fund is to seek long-term growth of capital. Each Fund invests primarily in equity securities of non-U.S. companies, but each Acquired Fund invests at least 80% of its assets in companies located in specific geographic regions. The International Fund is not required to invest in companies located in a specific region. Thus, while the risks of investing in international stock funds in general are similar for the Funds, the Funds have different risks due to the extent to which each is geographically diversified.

INVESTMENT ADVISORY SERVICES
----------------------------
Principal Management Corporation ("the Manager") serves as investment advisor to the International Fund and each of the Acquired Funds. The Manager has entered into a sub-advisory agreement with Invista Capital Management, LLC ("Invista") to provide investment advisory services to the International Fund. Invista is an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager. The Manager has entered into sub-advisory agreements with PCGIL to provide investment advisory services to each Acquired Fund. PCGIL is also an affiliate of the Manager.

The Manager pays Invista a smaller percentage of the fee it receives from the International Fund compared to the percentage it pays PCGIL from fees it receives from each Acquired Fund. The Manager also currently waives a portion of the management fee for services it provides to each Acquired Fund. If each Plan is approved, the combined assets of the Funds will continue to be sub-advised by a sub-adviser affiliated with the Manager and the Manager will retain a larger portion of the advisory fees it will receive with respect to the assets formerly owned by each Acquired Fund.

FEES AND EXPENSES OF THE FUNDS
------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of any of the Funds.

                              SHAREHOLDER FEES
                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                         CLASS A                 CLASS B
                                         -------          ---------------------
 Maximum sales charge imposed
 on purchases (as a % of
 offering price)                         4.75%/(1)/              None
 Maximum Contingent Deferred
 Sales Charge ("CDSC") (as a %
 of dollars subject to charge)         None/(2)/                 4.00/(3)/
 Redemption or Exchange Fee      1.00%/(4)(5)/                   1.00/(5)/
                                            /                       /
///(1)/
   Sales charges are reduced or eliminated for purchases of $50,000 or more./
   /
///(2)/
   A contingent deferred sales charge of 1% applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.//
///(3)/Contingent deferred sales charges are reduced after 12 months and eliminated after 6 years.
///(4)/
   Redemption fees are charged on redemptions of $30,000 or more of shares redeemed within 30 days after they are purchased.
///(5)/
   Exchange fees are charged on redemptions of $30,000 or more of shares exchanged within 30 days after they are purchased.



ONE-TIME FEES
      . You may pay a one-time sales charge for each purchase (Class A shares)
        or redemption (Class B shares).
      . Class A shares may be purchased at a price equal to the share price plus an initial sales charge. Investments of $1 million or more of Class A shares are sold without an initial sales charge but may be subject to a CDSC at the time of redemption.
      . Class B shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
      . A redemption fee of 1.00% is charged on redemptions of Class A shares of $30,000 or more if the shares were purchased within 30 days of the redemption. The fee is calculated as a percentage of market value at the time the shares are redeemed.
      . An exchange fee of 1.00% is charged on exchanges of $30,000 or more among the Funds if the shares were purchased within 30 days of the exchange. The fee is calculated as a percentage of market value at the time the shares are exchanged.

The operating expenses attributable to the Class A and Class B shares of the Funds (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2001 were as follows:

                                    EUROPEAN EQUITY FUND            PACIFIC BASIN FUND        INTERNATIONAL FUND
                                    -------------------             ------------------        ------------------
    FUND OPERATING EXPENSES      CLASS A            CLASS B     CLASS A           CLASS B      CLASS A
    -----------------------      -------            -------     -------           -------      -------
 Management Fees                 0.90%*             0.90%*       1.10%*            1.10%*       0.84%
 12b-1 Fees                      0.25               0.81         0.25              0.80         0.17
 Other Expenses                  1.98               2.17         2.10              2.32         0.41
                                 ----               ----         ----              ----         ----
 Total Operating Expenses        3.13%              3.88%        3.45%             4.22%        1.42%
*
 The Manager has voluntarily agreed to waive a portion of its fee for each Acquired Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by each Acquired Fund through the period ending February 28, 2003. The effect of the waiver is to reduce each Acquired Fund's annual operating expenses. The waiver will maintain a total level of operating expenses for each Acquired Fund (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed:
  2.95% for Class A Shares
  3.70% for Class B Shares


    FUND OPERATING EXPENSES            CLASS B
    -----------------------            -------
 Management Fees                        0.84%
 12b-1 Fees                             0.67
 Other Expenses                         0.57
                                        ----
 Total Operating Expenses               2.08%
*
 The Manager has voluntarily agreed to waive a portion of its fee for each Acquired Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by each Acquired Fund through the period ending February 28, 2003. The effect of the waiver is to reduce each Acquired Fund's annual operating expenses. The waiver will maintain a total level of operating expenses for each Acquired Fund (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed:
  2.95% for Class A Shares
  3.70% for Class B Shares

The International Fund's expenses, assuming implementation of the Plans on August 31, 2002, as a percentage of average daily net assets are as follows:

                                                          INTERNATIONAL FUND
                                                          ------------------
                         FUND OPERATING EXPENSES       CLASS A          CLASS B
                         -----------------------       -------          -------
 Management Fees                                        0.84%            0.84%
 12b-1 Fees                                             0.21             0.80
 Other Expenses                                         0.51             0.68
                                                        ----             ----
 Total Operating Expenses                               1.56%            2.32%



The following is an example of the effect of the operating expenses of the Funds. The examples assume (1) a 5% annual return, and (2) the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of the Funds, based upon these assumptions:

                                                              IF YOU SELL YOUR SHARES
                                                              -------------------
                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
                             -----------------------------------------------------------------------------------------
                                            1 YEAR                     3 YEARS           5 YEARS           10 YEARS
                             ------------------------------------  ---------------   ---------------   ---------------
                                  CLASS A            CLASS B       CLASS A  CLASS B  CLASS A  CLASS B  CLASS A  CLASS B
                                  -------            -------       -------  -------  -------  -------  -------  -------
 International Fund                $613               $623         $  903   $  979   $1,214   $1,350   $2,096   $2,163
 European Equity Fund               776                795          1,395    1,494    2,037    2,207    3,750    3,869
 Pacific Basin Fund                 806                827          1,484    1,588    2,183    2,359    4,027    4,154



 International Fund
 European Equity Fund
 Pacific Basin Fund


                                                     IF YOU DO NOT SELL YOUR SHARES
                       -----------------------------------------------------------------------------------------
                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
                       -----------------------------------------------------------------------------------------
                                      1 YEAR                     3 YEARS           5 YEARS           10 YEARS
                       ------------------------------------  ---------------   ---------------   ---------------
                            CLASS A            CLASS B       CLASS A  CLASS B  CLASS A  CLASS B  CLASS A  CLASS B
                            -------            -------       -------  -------  -------  -------  -------  -------
 International Fund          $613               $211         $  903   $  652   $1,214   $1,119   $2,096   $2,163
 European Equity Fund         776                390          1,395    1,184    2,037    1,995    3,750    3,869
 Pacific Basin Fund           806                424          1,484    1,281    2,183    2,152    4,027    4,154



 International Fund
 European Equity Fund
 Pacific Basin Fund



The following is an example of the effect of the operating expenses of the International Fund, assuming implementation of the Plans on August 31, 2002. The examples assume (1) a 5% annual return, and (2) the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of the International Fund, based upon these assumptions:

                                                         IF YOU SELL YOUR SHARES
                           -----------------------------------------------------------------------------------
                                                   NUMBER OF YEARS YOU OWN YOUR SHARES
                           -----------------------------------------------------------------------------------
                                          1 YEAR                     3 YEARS           5 YEARS       10 YEARS
                           ------------------------------------  ---------------   ---------------   ---------
                                CLASS A            CLASS B       CLASS A  CLASS B  CLASS A  CLASS B  CLASS ACL
                                -------            -------       -------  -------  -------  -------  -------
                                                                                                            --
 International Fund              $626               $646          $944    $1,049   $1,285   $1,469   $2,243$2,








 International Fund


                                                     IF YOU DO NOT SELL YOUR SHARES
                       -----------------------------------------------------------------------------------------
                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
                       -----------------------------------------------------------------------------------------
                                      1 YEAR                     3 YEARS           5 YEARS           10 YEARS
                       ------------------------------------  -------------     ---------------   ---------------
                            CLASS A            CLASS B       CLASS A  CLASS B  CLASS A  CLASS B  CLASS A  CLASS B
                            -------            -------       -------  -------  -------  -------  -------  -------
 International Fund          $626               $235          $944     $724    $1,285   $1,240   $2,243   $2,377



 International Fund

PURCHASES
---------
Each Fund offers its shares for sale through Princor Financial Services Corporation, a broker-dealer that is also the principal underwriter for the Funds, or other dealers which it selects.

ONGOING FEES
------------
Each Fund pays ongoing fees to its Manager, Underwriter and others who provide services to the Fund. They reduce the value of each share you own.

DISTRIBUTION (12B-1) FEES
-------------------------
Each of the Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Under each Distribution Plan, each Fund pays a fee to Princor based on each Fund's average daily net asset values. These ongoing fees pay expenses relating to distribution fees for sales of shares of the Funds and for services provided by Princor and other selling dealers to shareholders. Because they are ongoing fees, over time they may exceed other types of sales charges.
                . Class A shares ..................0.25%
                . Class B shares ..................1.00%

EXCHANGES
---------
Shares of each Fund may be exchanged, without payment of a sales charge or CDSC, for shares of the same class of other funds sponsored by Principal Life. If Class B shares of the Funds are exchanged for Class B shares of other funds, the shares acquired will be subject to the applicable CDSC imposed by the new fund; however, the holding period of the Class B shares exchanged is added to the holding period of the Class B shares acquired for purposes of determining the applicable charge.

REDEMPTION PROCEDURES AND FEES
------------------------------
Shares of the Funds may be redeemed at a price equal to the net asset value of the shares next computed following the receipt of a request for redemption in proper form.

The amount you receive will be reduced by any applicable CDSC or redemption fee. Generally, the sale proceeds are sent out on the next business day after the sell order has been placed.


DIVIDENDS AND DISTRIBUTIONS
---------------------------
Each Fund pays its net investment income on an annual basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is December 19th (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the second business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Immediately prior to the reorganization, each of the Funds will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to their respective shareholders all of their investment company taxable income for taxable years ending on or prior to the reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the reorganization (after reduction for any available capital loss carry forward). Such dividends will be included in the taxable income of each Fund's respective shareholders.


FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED COMBINATION
-----------------------------------------------------------
The combination will be a tax-free "reorganization" under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). In the opinion of tax counsel to the Funds, no gain or loss will be recognized by a Fund or its shareholders in connection with the combination, and the tax cost basis of the International Fund shares received by shareholders of each Acquired Fund will equal the tax cost basis of their shares in the Acquired Fund and their holding period of the International Fund shares will include the time during which the shareholders held the Acquired Fund shares.

COSTS AND EXPENSES
------------------
Principal Management Corporation will bear all out-of-pocket fees and expenses incurred by the Funds in connection with the transactions contemplated by each Plan.

CONTINUATION OF SHAREHOLDER ACCOUNTS
------------------------------------
At the effective time of each Plan, you will cease to be a shareholder of each Acquired Fund and will become a shareholder of the International Fund owning Class A shares and/or Class B shares of the International Fund having the same value as the investment you had in each Acquired Fund at the effective time.

                             PRINCIPAL RISK FACTORS

The primary investment objective of the International Fund and each Acquired Fund is to seek long-term growth of capital. Each Fund invests primarily in equity securities of foreign companies, but the European Equity Fund and the Pacific Basin Fund invest at least 80% of their assets in companies located in specific geographic regions. The International Fund is not required to invest in companies located in specific geographic regions. Thus, while the risks of investing in international stock funds in general are similar for the Funds, the Funds have different risks due to the extent to which each is geographically diversified. As with all mutual funds, as the values of the assets of each Fund rise or fall, the Funds' share prices change. If you sell your shares when their value is less than the price you paid, you will lose money.

MAIN RISKS
Because it purchases equity securities, each Fund is subject to the risk that prices of securities it owns will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Each Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


Each Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

                                    THE PLAN

AGREEMENT AND PLAN OF ACQUISITION
---------------------------------
The terms of each Plan are summarized below. The summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A. Each Plan is identical, except for the name of the Acquired Fund.

Under the Plan, the International Fund will acquire all the assets and assume all the liabilities of the Acquired Fund and will issue to the Acquired Fund the number of shares of Class A and Class B Common Stock of the International Fund that has a net asset value equal to the net asset value attributable to Class A
and Class B shares of the Acquired Fund.   We expect that the closing date will
be October 29, 2002, assuming shareholder approval of the Plan, and that the effective time will be the close of regular trading on the NYSE at 4:00 P.M., Eastern Standard Time, on that date. The Funds will determine their net asset values as of the effective time using the procedures described in the International Fund's prospectus (which are indentical to the procedures applicable to each Acquired Fund). The International Fund will issue to each Acquired Fund a number of Class A and Class B shares equal to the value of the net assets of the Acquired Fund Class A and Class B shares outstanding at the effective time. The Acquired Fund will be managed such that at the effective time it will hold only cash or other securities that are eligible investments for the International Fund.

Immediately after the effective time, each Acquired Fund will distribute to you its International Fund shares of the same class as the shares you own of the Acquired Fund in exchange for all of your Acquired Fund shares of that class. Each Acquired Fund shareholder will receive shares of the International Fund that are equal in value to the shares of the class of the Acquired Fund that are surrendered by the shareholder in the exchange. In connection with the exchange, the International Fund will credit on its books an appropriate number of its shares to the account of each Acquired Fund shareholder, and the Acquired Fund will cancel on its books all its shares registered to the account of that shareholder. Any outstanding certificate for Acquired Fund shares that is not surrendered will be deemed to represent the number of International Fund shares for which the Acquired shares have been exchanged. After the effective time, each Acquired Fund will dissolve in accordance with applicable law.


The consummation of the transactions contemplated by the Plan for each Acquired Fund is subject to the approval of the Plan by the shareholders of that Acquired Fund, the continued correctness at the closing of the representations and warranties of the Acquired Fund in the Plan and the delivery by the Acquired Fund to the International Fund of a list of assets and liabilities being transferred. Each Plan may be amended in any manner mutually-agreeable to the Funds, except that no amendment may be made to the Plan which in the opinion of the Board of Directors of either Acquired Fund would materially adversely affect the interests of the shareholders of that Fund after the shareholders of the Acquired Fund have approved the Plan. Either Fund that is a party to its Plan may terminate that Plan at any time before the effective time if it believes that consummation of the transactions contemplated by that Plan would not be in the best interests of its shareholders.


The Manager of the Funds will pay all fees and out-of-pocket expenses incurred by the Funds in connection with the transactions contemplated by the Plan.

DESCRIPTION OF SECURITIES TO BE ISSUED
--------------------------------------
The Class A and Class B Shares of the International Fund are shares of common stock, par value $.01 per share. They have the same rights with respect to the International Fund as the Class A and Class B Shares of each Acquired Fund have with respect to the Acquired Fund. Each share is entitled to one vote and has equal rights with every other share as to dividends, earnings, voting, assets and redemption. There is no cumulative voting for directors. Shares are fully paid and non-assessable, have no preemptive or conversion rights and are freely transferable. Each fractional share has proportionately the same rights as are provided for a full share. As of September 16, 2002, the International Fund had ______________Class A shares and ______________Class B shares outstanding.

REASONS FOR THE PROPOSED COMBINATION
------------------------------------
The catalyst for each Plan is the Principal Financial Group's recent announcement that it has reached a definitive agreement to sell significant portions of BT Financial Group businesses. As a result of this sale, PCGIL will not provide investment advisory services to the Acquired Funds after October 31, 2002. Both of the Acquired Funds have relatively small amounts of assets after two years of operation and have experienced limited sales of shares. Low asset levels have resulted in high expense ratios for the Acquired Funds. The likelihood that the Acquired Funds will achieve significant asset levels in the foreseeable future is low. The Board for each Acquired Fund considered these and other factors, and determined that the proposed Plan would be in the best interests of each Acquired Fund and its shareholders, that the terms of each Plan are fair and reasonable and that the interests of the shareholders of each Acquired Fund will not be diluted as a result of the transactions contemplated by the Plan.

Each Plan has been approved by the Board of Directors of each of the Acquired Funds, including all of the directors of each Acquired Fund who are not "interested persons" of that Fund as defined in Section 2(a)(19) of the Investment Company Act. In approving the Plan, the Boards considered the following factors, among others: (1) possible alternatives to the Plan; (2) the terms and conditions of the Plan and whether its implementation would result in dilution of shareholder interests or involve overreaching by any person concerned; (3) the advantages to the Acquired Fund's shareholders of investing in a larger asset pool with greater diversification; (4) any direct or indirect fees or expenses incurred by the Acquired Funds as a result of the Plan; (5) expense ratios and available information regarding the fees and expenses of the Funds, including any change in fees or expenses to be paid or borne by shareholders of the Acquired Fund (direct or indirectly) as a result of the Plan; (6) comparative investment performances of the Funds; (7) the direct or indirect federal income tax consequences of the Plan to shareholders of the Acquired Fund; (8) the continuity of or changes in services to be provided to shareholders following implementation of the Plan; and (9) the compatibility of the investment objectives and policies of the Funds and changes with respect to the investment objectives and policies of the Acquired Fund that will result from the Plan.

FEDERAL INCOME TAX CONSEQUENCES
-------------------------------
To be considered a tax-free "reorganization" under Section 368 of the Code, a reorganization must exhibit a continuity of business enterprise. Because the International Fund will use a portion of each Acquired Fund's assets in its business and will continue each Acquired Fund's historic business, the combination of each Acquired Fund with the International Fund will exhibit a continuity of business enterprise. Therefore, each combination will be considered a tax-free "reorganization," under applicable provisions of the Code. In the opinion of tax counsel to the Funds, no gain or loss will be recognized by any of the Funds or its shareholders in connection with the combination, the tax cost basis of the International Fund shares received by shareholders of each Acquired Fund will equal the tax cost basis of their shares in the Acquired Fund, and their holding periods for the International Fund shares will include their holding periods for the Acquired Fund shares.

As of October 31, 2001, the European Equity Fund and the Pacific Basin Fund had accumulated capital loss carryforwards in the amount of approximately $1,850,000 and $1,070,000, respectively. After the reorganization, these losses will be available to the International Fund to offset its capital gains, although the amount of offsetting losses available in any given year may be limited. As a result of this limitation, it is possible that the International Fund may not be able to use these losses as rapidly as either Acquired Fund might have, and part of these losses may not be useable at all. The ability of the International Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryfowards currently are available only to shareholders of the Acquired Fund to which they relate. After the reorganization, however, these benefits will inure to the benefit of all shareholders of the International Fund.


The foregoing is only a summary of the principal federal income tax consequences of the combination and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisers regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.

CAPITALIZATION
--------------
The following table shows the capitalization of each Acquired Fund and the International Fund separately, as of August 31, 2002, and combined in the aggregate (unaudited), as of that date, giving effect to both Plans:

                    EUROPEAN EQUITY FUND    PACIFIC BASIN FUND      INTERNATIONAL FUND       COMBINED INTERNATIONAL FUND
                    ------------            ------------            --------------           ----------------
                    CLASS A     CLASS B     CLASS A    CLASS B     CLASS A       CLASS B       CLASS A         CLASS B
                    -------     -------     -------    -------     -------       -------       -------         -------
 Net Assets        $3,624,191  $1,158,380  $3,388,893  $981,575  $206,930,536  $28,905,964   $213,943,620    $31,045,919
 Net Asset Value
 Per Share              $5.65       $5.59       $5.10     $5.01         $5.38        $5.30          $5.38          $5.30
 Shares
 Outstanding          641,337     207,167     663,963   196,045    38,482,792    5,457,058     39,786,339      5,860,823




 Net Assets
 Net Asset Value
 Per Share
 Shares
 Outstanding

      MANAGEMENT'S DISCUSSION OF PRINCIPAL INTERNATIONAL FUND PERFORMANCE

The following discussion relates to the performance of the International Fund during its last fiscal year, which ended October 31, 2001.
LOGO

GROWTH OF $10,000


        Average Annual Total Returns
        as of October 31, 2001
Class   1 Year  5 Year  10 Year Life of Fund

 A      -32.02% -0.03%  6.19%
 B      -31.57% 0.04%   -       3.96%*
 C      -30.55% -       -       -12.15%**
 R      -29.05% 0.41%   -       2.01%***


        Morgan Stanley
          Capital
        International
        EAFE (Europe,         Morningstar       Lipper        International
        Austrailia and          Foreign      International        Fund
        Far East) Index         Category      Fund Average      Class A***
              10                   10             10              9.53
"1992"       8.679                9.523          9.51             8.936
"1993"      11.93                12.567         12.687           12.035
"1994"      13.134               13.938         14.029           12.567
"1995"      13.085               13.87          13.943           12.094
"1996"      14.455               15.518         15.439           13.641
"1997"      15.124               17.194         17.043           15.645
"1998"      16.582               17.861         17.737           15.182
"1999"      20.402               22.792         22.265           16.799
"2000"      19.81                23.85          22.866           16.488
"2001"      14.84                17.399         16.834           11.209



Note: Past performance is not predictive of future performance.
The performance of Class B, Class C and Class R shares will vary from the performance of Class A shares based on the differences in loads and fees.

*       Since inception date 12/9/94
**      Since inception date 6/30/99
***     Since inception date 2/29/96


International equity markets posted negative returns in the last year, largely due to declining economic growth rates around the world. Global growth rates were impacted by increased interest rates in 2001 along with higher energy prices. The September 11 terrorist attacks caused further weakness in the already sluggish global economy. Market leaders last year, specifically technology, media and telecommunications (TMT), were impacted the most by 2001's negative economic environment. Weakness in these sectors was driven by reduced earnings growth expectations. The economic slowdown also negatively impacted investments in information technology and spending on advertising. In telecommunications, lower-than-expected demand for new services and balance sheet concerns negatively impacted the sector.


In addition to the negative performance of the TMT sectors, the sluggish economy began to take its toll on other cyclical areas of the market. Consumer cyclicals in particular were hit hard, especially after the attacks. The areas of the market that performed the best in the past year were sectors where earnings proved relatively resilient: consumer staples, health care, utilities and energy.


Market performance in October, the last month of the Fund's fiscal year, was strong. Signs are appearing that the worst may be over for corporate earnings. The aggressive easing of monetary and fiscal policy in the United States and elsewhere around the world will lead to a better economic environment in the future. Recent declines in energy prices are also positive for future economic growth.


The Principal International Fund underperformed the MSCI EAFE (Europe, Australia and Far East) benchmark by about 3.5% for the year. For the one-year period ended October 31, 2001, the Fund returned -32.02%, compared to -25.09% for the Index. Three key areas drove underperformance: 1) an overweighted position in cyclical media companies; 2) exposure in market sensitive banks and diversified financials, and 3) select positions in cyclical business services companies. Currency movements benefited the Fund by over 1% as the Euro rebounded versus the U.S. dollar.


We are currently finding good value in financials and basic materials companies. We are less positive on consumer staples, pharmaceuticals and utilities since they appear expensive on our valuation measures. Our investment positioning is always a result of implementing our borderless, bottom-up philosophy in international investing. This philosophy focuses on in-depth research of companies and investing at discount valuations.

 1) LIPPER INTERNATIONAL FUND AVERAGE is an average which consists of funds which invest in securities primarily traded in markets outside of the United States. The one-year average currently contains 712 funds.
 2) MORNINGSTAR FOREIGN STOCK CATEGORY consists of foreign-stock funds that can invest in any country outside the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand.
 3) MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
 EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.

         COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The investment objectives of the Funds are fundamental and certain investment restrictions which are designated as such in each Fund's prospectus or statement of additional information are fundamental policies that may not be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholder's meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. All other investment policies and restrictions are not fundamental and may be changed by a Fund's Board of Directors without shareholder approval.

INTERNATIONAL FUND
------------------
The International Fund seeks long-term growth of capital.

INTERNATIONAL FUND STRATEGY
The International Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The International Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The International Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the International Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the International Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the International Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

EUROPEAN EQUITY FUND
--------------------
The European Equity Fund seeks to achieve long-term growth of capital.

EUROPEAN EQUITY FUND STRATEGY
The European Equity Fund invests primarily in equity securities of companies domiciled or, in the opinion of PCGIL, having their core business in Europe. The European Equity Fund may also invest in other securities of such companies. The European Equity Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of PCGIL, may be undervalued.

The European Equity Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the European Equity Fund invests at least 80% of its assets in European securities. These include securities of:
.. companies organized under the laws of European countries;
.. companies for which the principal securities trading market is in a European country; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of PCGIL is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in PCGIL's view, a company's share price does not always represent its true "business value." PCGIL actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, PCGIL seeks to enhance investment returns through:
.. rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;

  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
.. maintaining global coverage within the universe of investment choices; and .. maintaining a medium-term focus.

As a result, the European Equity Fund's portfolio reflects the opportunities PCGIL believes are presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

PACIFIC BASIN FUND
------------------
The Pacific Basin Fund seeks to achieve long-term growth of capital.

PACIFIC BASIN FUND STRATEGY
The Pacific Basin Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including Japan. The Pacific Basin Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Pacific Basin Fund invests at least 80% of its assets in securities of issuers of Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
.. companies organized under the laws of Pacific Basin countries;
.. companies for which the principal securities trading market is in a Pacific
  Basin country; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors. PCGIL actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, PCGIL seeks to enhance investment returns through:

.. rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
.. maintaining global coverage within the universe of investment choices; and .. maintaining a medium-term focus.

As a result, the Pacific Basin Fund's portfolio reflects the opportunities PCGIL believes are presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.


In addition to having similar investment objectives, the International Fund and the Acquired Funds have many similar investment policies and restrictions.


INTERNATIONAL FUND INVESTMENT POLICIES AND RESTRICTIONS

Fundamental Restrictions
------------------------
Each of the following restrictions for the International Fund is a matter of fundamental policy and may not be changed without shareholder approval. The International Fund may not:
  . Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

  . Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.
  . Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.
  . Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.
  . Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets at the time of the borrowing.
  . Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.
  . Invest more than 5% of its total assets in the securities of any one issuer
    (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations shall apply only with respect to 75% of the Fund's total assets.
  . Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
  . Concentrate its investments in any particular industry or industries, except that the International Fund may invest not more than 25% of the value of its total assets in a single industry.
  . Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.
  . Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

Non-Fundamental Restrictions
----------------------------
The International Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. The International Fund may not:
  . Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.
  . Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York, American Stock Exchange or Toronto Stock Exchange.
  . Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets.
  . Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.
  . Invest in companies for the purpose of exercising control or management.
  . Invest in arbitrage transactions.
  . Invest more than 5% of its total assets in real estate limited partnership interests.
  . Invest in mineral leases.
  . Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization and the Fund may purchase securities of closed-end companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.
  . Enter into a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
    (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and b) any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

EUROPEAN EQUITY FUND AND PACIFIC BASIN FUND INVESTMENT POLICIES AND RESTRICTIONS

Fundamental Restrictions
------------------------
Each of the following restrictions for the European Equity Fund and Pacific Basin Fund is a matter of fundamental policy and may not be changed without shareholder approval. The European Equity Fund and Pacific Basin Fund may not:
  . Issue any senior securities as defined in the 1940 Act, as amended.
    Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.
  . Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.
  . Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate. . Borrow money, except that it may a) borrow from banks (as defined in the
    1940 Act, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).
  . Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objective and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.
  . Invest more than 5% of its total assets in the securities of any one issuer
    (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund.
  . Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
  . Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
  . Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Non-Fundamental Restrictions
----------------------------
The European Equity Fund and Pacific Basin Fund have also adopted the following restrictions that are not fundamental policies and that may be changed without shareholder approval. It is contrary to the European Equity Fund and Pacific Basin Fund's present policy to:
  . Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.
  . Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.
  . Invest in companies for the purpose of exercising control or management.

  . Enter into a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
    (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and b) any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.
  . Invest more than 5% of its total assets in real estate limited partnership interests.
  . Acquire securities of other investment companies, except as permitted by the 1940 Act, as amended, or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

The European Equity Fund has also adopted a non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in European securities. These include securities of:
  . companies organized under the laws of European countries;
  . companies for which the principal securities trading market is in a European country; and
  . companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The Pacific Basin Fund has also adopted a non-fundamental policy which requires it, under normal market conditions, to invest at least 80% of its assets in securities issuers of Pacific Basin countries, which include Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
  . companies organized under the laws of Pacific Basin countries;
  . companies for which the principal securities trading market is in a Pacific
    Basin country; and
  . companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

INVESTMENT ADVISORY SERVICES
----------------------------
Principal Management Corporation ("the Manager") serves as investment advisor to each of the Funds. The Manager has entered into a sub-advisory agreement with Invista Capital Management, LLC ("Invista") to provide investment advisory services to the International Fund. Invista is an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. The International Fund paid the Manager a fee equal to 0.84% of the International Fund's average daily net assets for services provided during the fiscal year ended October 31, 2001 and the Manager paid Invista a sub-advisory fee equal to 0.11% of such assets.

The Manager has entered into a sub-advisory agreement with Principal Capital Global Investors LLC to provide investment advisory services to the European Equity Fund and Pacific Basin Fund. PCGIL is also an affiliate of the Manager. The European Equity Fund paid the Manager a fee equal to 0.90% before waiver (0.27% for the Class A shares and 0.27% for the Class B shares after waiver) of the European Equity Fund's average daily net assets for services provided during the fiscal year ended October 31, 2001 and the Manager paid PCGIL a sub-advisory fee of 0.50% of such assets. The Pacific Basin Fund paid the manager a fee equal to 1.10% before waiver (0.15% for the Class A shares and 0.13% for the Class B shares after waiver) of the Pacific Basin Fund's average daily net assets for services provided during the fiscal year ended October 31, 2001 and the Manager paid PCGIL a sub-advisory fee of 0.60% of such assets.


If the Plan is approved, the combined assets of the Funds will continue to be sub-advised by a sub-adviser affiliated with the Manager and the Manager will retain a larger portion of the advisory fees it will receive with respect to the assets formerly owned by each Acquired Fund.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional information about the Funds is available in their semi-annual reports to shareholders for the six months ended April 30, 2002, in their annual reports to shareholders for the year ended October 31, 2001 and in the following documents which have been filed with the SEC: prospectus and statement of additional information for the European

Equity Fund, Pacific Basin Fund, and International Fund, each dated March 1, 2002; and statement of additional information for the registration statement of which this prospectus/information statement is a part, dated October 10, 2002. You may obtain copies of the semi-annual and annual reports to shareholders, the prospectuses and the statements of additional information by contacting Princor Financial Services Corporation at Des Moines, Iowa 50392-0200, or by telephoning shareholder services toll-free at 1-800-247-4123. Pro forma financial statements reflecting the implementation of either Plan have not been provided in this prospectus/information statement because the assets of each of the Acquired Funds, and the Acquried Funds in the aggregate, are less than 10% of the International Fund's assets.


Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, as applicable.
  Accordingly, each files reports, proxy materials and other information with the SEC. You may inspect those reports, proxy materials and other information at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D. C. 20549. Copies of such materials also may be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D. C. 20549, at prescribed rates, or at no charge from the EDGAR database on the Commission's website at "www.sec.gov."

                           PROPOSALS OF SHAREHOLDERS

A shareholder who has an issue that he or she would like to have included in the agenda at a Principal Mutual Fund shareholder meeting should send the proposal to the Fund at the Principal Financial Group, Des Moines, Iowa 50392-0200. To be considered for presentation at a shareholders meeting, the proposal must be received a reasonable time before a solicitation is made for such meeting. Timely submission of a proposal does not necessarily mean that such proposal will be included.

                                 OTHER BUSINESS

We do not know of any business to be brought before the meeting other than the matters set forth in this prospectus/ information statement.

                                  APPENDIX A:

                       AGREEMENT AND PLAN OF ACQUISITION

THIS AGREEMENT made as of the 10th day of September, 2002 is made by and among Principal International Fund, Inc., a Maryland corporation (hereinafter called "International Fund"), Principal European Equity Fund, Inc., a Maryland corporation (hereinafter called "European Equity Fund"), and Principal Management Corporation, an Iowa corporation (hereinafter called "Principal Management").

                                  WITNESSETH:

Whereas the Board of Directors of the International Fund and the Board of Directors of the European Equity Fund, each an open-end management investment company, deem it advisable that the International Fund acquire all of the assets of the European Equity Fund in exchange for the assumption by the International Fund of all of the liabilities of the European Equity Fund and shares issued by the International Fund which are thereafter to be distributed by the European Equity Fund pro rata to its shareholders in complete liquidation and termination of the European Equity Fund and in exchange for all of the European Equity Fund's outstanding shares;

NOW, THEREFORE, in consideration of the mutual promises herein contained, each of the parties hereto represents and warrants to, and agrees with each of the other parties as follows:

     1.The International Fund hereby represents and warrants to the European
       Equity Fund that:

       (a) The International Fund is a corporation with transferable shares duly organized and validly existing under the laws of Maryland and has full power to own its properties and assets and to carry on its business as such business is now being conducted;

       (b) The International Fund's statement of assets and liabilities as of October 31, 2001 and the related statements of operations for the year then ended, changes in net assets each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, all audited by Ernst & Young LLP as set forth in their report, have been prepared in accordance with accounting principles generally accepted in the United States. Such financial statements fairly present the financial position of the International Fund as of such date and the results of its operations, changes in net assets and financial highlights for the periods covered thereby;

       (c) There are no claims, actions, suits or proceedings pending or, to its knowledge, threatened against or affecting the International Fund or its properties or business or its right to issue and sell shares, or which would prevent or hinder consummation of the transactions contemplated hereby, and it is not charged with, or to the International Fund's knowledge, threatened with, any charge or investigation of any violation of any provision of any federal, state or local law or any administrative ruling or regulation relating to any aspect of its business or the issuance or sale of its shares;

       (d) The International Fund is not a party to or subject to any judgment or decree or order entered in any suit or proceeding brought by any governmental agency or by any other person enjoining it in respect of, or the effect of which is to prohibit, any business practice or the acquisition of any property or the conduct of business by it or the issuance or sale of its shares in any area;

       (e) The International Fund has filed all tax returns required to be filed, has no liability for any unpaid taxes and has made a proper election to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each of its taxable years. The International Fund has not committed any action or failed to perform any necessary action that would render invalid its election to be treated as a regulated investment company for any of its taxable years;

       (f) The authorization, execution and delivery of this Agreement on behalf of the International Fund does not, and the consummation of the transactions contemplated hereby will not, violate or conflict with any provision of the International Fund's Articles of Incorporation or Bylaws, or any provision of, or result in the acceleration of any obligation under, any mortgage, lien, lease, agreement, instrument, order, arbitration award, judgment or decree to which it is party or by which it or any of its assets is bound, or violate or conflict with any other material contractual or statutory restriction of any kind or character to which it is subject;

       (g) This Agreement has been duly authorized, executed, and delivered by the International Fund and constitutes a valid and binding agreement of the International Fund and all governmental and other approvals required for the International Fund to carry out the transactions contemplated hereunder have been or on or prior to the Closing Date (as herein after defined) will have been obtained;

       (h) The International Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The International Fund is currently in compliance with the 1940 Act and the rules of the Securities and Exchange Commission promulgated thereunder. Neither the International Fund nor its affiliates have violated Section 9 of the 1940 Act, are currently subject to an exemptive order of the Securities and Exchange Commission pursuant to Section 9(c) of the 1940 Act, or are currently subject to any current or threatened investigation or enforcement action by the Securities and Exchange Commission or any other federal or state authority which could result in a violation of Section 9(a) of the 1940 Act;

       (i) On the Closing Date, the International Fund will own its assets free and clear of all liens, claims, charges, options and encumbrances;

       (j) The International Fund will declare to shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date;

       (k) On the Closing Date the shares of the International Fund to be delivered to the European Equity Fund hereunder shall have been registered under the Securities Act of 1933, as amended (the "1933 Act") and duly authorized, and, when issued and delivered pursuant to this Agreement, will be validly issued, fully paid and nonassessable; and the International Fund will comply with all applicable laws in connection with the issuance of such shares and shall not be subject to a stop-order of the Securities and Exchange Commission in connection therewith.

     2.The European Equity Fund hereby represents and warrants to the International Fund that:

       (a) The European Equity Fund is a corporation with transferable shares duly organized and validly existing under the laws of Maryland and has full power to own its properties and assets and to carry on its business as such business is now being conducted;

       (b) The European Equity Fund's statement of assets and liabilities as of October 31, 2001 and the related statements of operations for the year then ended, changes in net assets and its financial highlights for the year ended October 31, 2001 and the period from May 1, 2000 (date operations commenced) to October 31, 2000, all audited by Ernst & Young LLP as set forth in their report, have been prepared in accordance with accounting principles generally accepted in the United States. Such financial statements fairly present the financial position of the European Equity Fund as of that date and the results of its operations, changes in net assets and financial highlights for the periods covered thereby;

       (c) There are no claims, actions, suits or proceedings pending or, to its knowledge, threatened against or affecting the European Equity Fund or its properties or business or its tight to issue and sell shares, or which would prevent or hinder consummation of the transactions contemplated hereby, and it is not charged with, or to the European Equity Fund's knowledge, threatened with, any charge or investigation of any violation of any provision of any federal, state or local law or any administrative ruling or regulation relating to any aspect of its business or the issuance or sale of its shares;

       (d) The European Equity Fund is not party to or subject to any judgment or decree or order entered in any suit or proceeding brought by any governmental agency or by any other persons enjoining it in respect of, or the effect of which is to prohibit, any business practice or the acquisition of any property or the conduct of business by it or the issuance or sale of its shares in any area;

       (e) The European Equity Fund has filed all tax returns required to be filed, has no liability for any unpaid taxes and has made a proper election to be treated as a regulated investment company under Subchapter M of the Code for each of its taxable years. The European Equity Fund has not committed any action or failed to perform any necessary action that would render invalid its election to be treated as a regulated investment company for any of its taxable years;

       (f) The authorization, execution and delivery of this Agreement on behalf of the European Equity Fund does not, and the consummation of the transactions contemplated hereby will not, violate or conflict with any provision of the European Equity Fund's Articles of Incorporation or Bylaws, or any provision of, or result in the acceleration of any obligation under, any mortgage, lien, lease, agreement, instrument, order, arbitration award, judgment or decree to which it is party or by which it or any of its assets is bound, or violate or conflict with any other material contractual or statutory restriction of any kind or character to which it is subject;

       (g) This Agreement has been duly authorized, executed, and delivered by the European Equity Fund and constitutes a valid and binding agreement of the European Equity Fund, and all governmental and other approvals required for the European Equity Fund to carry out the transactions contemplated hereunder have been or on or prior to the Closing Date will have been obtained;

       (h) On the Closing Date the European Equity Fund will own its assets free and clear of all liens, claims, charges, options, and encumbrances and, except for the Management Agreement, Investment Service Agreement, Distribution Agreement, Distribution and Shareholder Servicing Agreement and the Custodian Agreement with JP Morgan Chase Bank, there will be no material contracts or agreements (other than this Agreement) outstanding to which the European Equity Fund is a party or to which it is subject;

       (i) On the Closing Date the European Equity Fund will have full right, power and authority to sell, assign and deliver the assets to be sold, assigned, transferred and delivered to the International Fund hereunder, and upon delivery and payment for such assets, the International Fund will acquire good, marketable title thereto free and clear of all liens, claims, charges, options and encumbrances;

       (j) The European Equity Fund will declare to shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing; and

       (k) The European Equity Fund will, from time to time, as and when requested by the International Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take and cause to be taken such further action, as the International Fund may deem necessary or desirable in order to vest in and confirm to the International Fund title to and possession of all the assets of the European Equity Fund to be sold, assigned, transferred and delivered hereunder and otherwise to carrot the intent and purpose of this Agreement.

     3.Based on the respective representations and warranties, subject to the terms and conditions contained herein, the European Equity Fund agrees to transfer to the International Fund and the International Fund agrees to acquire from the European Equity Fund, all of the assets of the European Equity Fund on the

       Closing Date and to assume from the European Equity Fund all of the liabilities of the European Equity Fund in exchange for the issuance of the number of shares of the International Fund provided in Section 4 which will be subsequently distributed pro rata to the shareholders of the European Equity Fund in complete liquidation and termination of the European Equity Fund and in exchange for all of the European Equity Fund's outstanding shares. The European Equity Fund shall not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by the European Equity Fund in proper form prior to the Closing Date shall be fulfilled by the European Equity Fund. Redemption requests received by the European Equity Fund thereafter shall be treated as requests for redemption of those shares of the International Fund allocable to the shareholder in question as provided in Section 6 of this Agreement.

     4.On the Closing Date, the International Fund will issue to the European
       Equity Fund a number of full and fractional shares of the International Fund, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of the European Equity Fund. The aggregate value of the net assets of the European Equity Fund and the International Fund shall be determined in accordance with the then current Prospectus of the International Fund as of closing of the New York Stock Exchange on the Closing Date.

     5.The closing of the transactions contemplated in this Agreement (the
       "Closing") shall be held at the offices of Principal Management, 680 8th Street, Des Moines, Iowa 50392-0200 (or at such other place as the parties hereto may agree) at 3:00 p.m. Central Standard Time on October 29, 2002 or on such earlier or later date as the parties hereto may mutually agree. The date on which the Closing is to be held as provided in this Agreement shall be known as the "Closing Date."

     In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary week-end and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for the International Fund or the European Equity Fund to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

     6.
       As soon as practicable after the Closing, the European Equity Fund shall
       (a) distribute on a pro rata basis to the shareholders of record of the European Equity Fund at the close of business on the Closing Date the shares of the International Fund received by the International Fund at the Closing in exchange for all of the European Equity Fund's outstanding shares, and (b) be liquidated and dissolved in accordance with applicable law and its Articles of Incorporation.

     For purposes of the distribution of shares of the International Fund to shareholders of the European Equity Fund, the International Fund shall credit on the books of the International Fund an appropriate number of shares of the International Fund to the account of each shareholder of the European Equity Fund. The International Fund will issue a certificate or certificates only upon request and, in the case of a shareholder of the European Equity Fund whose shares are represented by certificates, only upon surrender of such certificates. No certificates will be issued for fractional shares of the International Fund. After the Closing Date and until surrendered, each outstanding certificate which, prior to the Closing Date, represented shares of the European Equity Fund, shall be deemed for all purposes of the International Fund's Articles of Incorporation and Bylaws to evidence the appropriate number of shares of the International Fund to be credited on the books of the International Fund in respect of such shares of the European Equity Fund as provided above.

     7.Subsequent to the execution of this Agreement and prior to the Closing
       Date, the European Equity Fund shall deliver to the International Fund a list setting forth the assets to be assigned, delivered and transferred to the International Fund, including the securities then owned by the European Equity Fund and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by the International Fund pursuant to this Agreement.

     8.
       All of the European Equity Fund's portfolio securities shall be delivered by the European Equity Fund's custodian on the Closing Date to the International Fund or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the 1940 Act, transferred to an account in the name of the International Fund or its custodian with said depository. All cash to be delivered pursuant to this Agreement shall be transferred from the European Equity Fund's account at its custodian to the International Fund's account at its custodian. If on the Closing Date the European Equity Fund is unable to make good delivery pursuant to this Section 8 to the International Fund's custodian of any of the European Equity Fund's portfolio securities because such securities have not yet been delivered to the European Equity Fund's custodian by its brokers or by the transfer agent for such securities, then the delivery requirement of this Section 8 with respect to such securities shall be waived, and the European Equity Fund shall deliver to the International Fund's custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to the International Fund, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers' confirmations, as may be reasonably required by the International Fund.

     9.The obligations of the International Fund under this Agreement shall be subject to receipt by the International Fund on or prior to the Closing Date of:

       (a) Copies of the resolutions adopted by the Board of Directors of the European Equity Fund and its shareholders authorizing the execution of this Agreement by the European Equity Fund and the transactions contemplated hereunder, certified by the Secretary or Assistant Secretary of the European Equity Fund;

       (b) A certificate of the Secretary or Assistant Secretary of the European Equity Fund as to the signatures and incumbency of its officers who executed this Agreement on behalf of the European Equity Fund and any other documents delivered in connection with the transactions contemplated thereby on behalf of the European Equity Fund;

       (c) A certificate of an appropriate officer of the European Equity Fund as to the fulfillment of all agreements and conditions on its part to be fulfilled hereunder at or prior to the Closing Date and to the effect that the representations and warranties of the European Equity Fund are true and correct in all material respects at and as of the Closing Date as if made at and as of such date; and

       (d) Such other documents, including an opinion of counsel, as the International Fund may reasonably request to show fulfillment of the purposes and conditions of this Agreement.

     10.
       The obligations of the European Equity Fund under this Agreement shall be subject to receipt by the European Equity Fund on or prior to the Closing Date of:

       (a) Copies of the resolutions adopted by the Board of Directors of the International Fund authorizing the execution of this Agreement and the transactions contemplated hereunder, certified by the Secretary or Assistant Secretary of the International Fund;

       (b) A certificate of the Secretary or Assistant Secretary of the International Fund as to the signatures and incumbency of its officers who executed this Agreement on behalf of the International Fund and any other documents delivered in connection with the transactions contemplated thereby on behalf of the International Fund;

       (c) A certificate of an appropriate officer of the International Fund as to the fulfillment of all agreements and conditions on its part to be fulfilled hereunder at or prior to the Closing Date and to the effect that the representations and warranties of the International Fund are true and correct in all material respects at and as of the Closing Date as if made at and as of such date; and

       (d) Such other documents, including an opinion of counsel, as the European Equity Fund may reasonably request to show fulfillment of the purposes and conditions of this Agreement.

     11.

       The obligations of the parties under this Agreement shall be subject to:

       (a) Any required approval, at a meeting duly called for the purpose, of the holders of the outstanding shares of the European Equity Fund of this Agreement and the transactions contemplated hereunder; and

       (b) The right to abandon and terminate this Agreement, if either party to this Agreement believes that the consummation of the transactions contemplated hereunder would not be in the best interests of its shareholders.

     12. Except as expressly provided otherwise in this Agreement, Principal Management will pay or cause to be paid all out-of-pocket fees and expenses incurred by the European Equity Fund or the International Fund in connection with the transactions contemplated under this Agreement, including, but not limited to, accountants' fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents. This obligation shall survive the termination or expiration of this Agreement regardless of the consummation of the transactions contemplated hereunder.

     13.
       This Agreement may be amended by an instrument executed by both the duly authorized officers of the International Fund and the European Equity Fund at any time, except that after approval by the shareholders of the European Equity Fund no amendment may be made with respect to the Agreement which in the opinion of the Board of Directors of the European Equity Fund materially adversely affects the interests of the shareholders of the European Equity Fund. At any time either party hereto may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein.

     14. In addition to the right to terminate this Agreement described in paragraph 11, this Agreement may be terminated and the plan described in the Agreement abandoned at any time prior to the Closing Date, whether before or after action thereon by the shareholders of the European Equity Fund and notwithstanding favorable action by such shareholders, by mutual consent of the Board of Directors of the International Fund and the Board of Directors of the European Equity Fund. This Agreement may also be terminated by action of the Board of Directors of the International Fund or the Board of Directors of the European Equity Fund (the "Terminating Fund"), if:

       (a) The plan described in the Agreement shall not have become effective by December 31, 2002 (hereinafter called the "Final Date") unless such Final Date shall have been changed by mutual agreement; or

       (b) The International Fund shall, at the Final Date, have failed to comply with any of its agreements; or

       (c) Prior to the Final Date any one or more of the conditions to the obligations of the International Fund contained in this Agreement shall not be fulfilled to the reasonable satisfaction of the European Equity Fund and its counsel or it shall become evident to the European Equity Fund that any of such conditions are incapable of being fulfilled.

     15.
       This Agreement shall bind and inure to the benefit of the parties hereto and is not intended to confer upon any other person any rights or remedies hereunder.

     16.
       The parties hereto represent and warrant that they have not employed any broker, finder or intermediary in connection with this transaction who might be entitled to a finder's fee or other similar fee or commission.

     17.
       All prior or contemporaneous agreements and representations are hereby merged into this Agreement, which constitutes the entire contract between the parties hereto.

     18.
       This Agreement shall be governed by and construed in accordance with the laws of the State of Iowa.

     19.
       This Agreement maybe executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more of the counterparts has been signed by all parties hereto.

     20. Principal Management shall indemnify, defend and hold harmless the International Fund, its officers, directors, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability to the International Fund, its officers, directors, employees or agents, arising out of (1) breach by the European Equity Fund of any warranty made by the European Equity Fund herein or (2) any untrue statement or alleged untrue statement of a material fact contained in any prospectus or registration statement for the European Equity Fund, as filed with the SEC or any state, or any amendment or supplement thereto, or in any information provided by the European Equity Fund included in any registration statement filed by the International Fund with the SEC or any state or any amendment or supplement thereto; or which shall arise out of or be based upon any omission or alleged omission to state therein a material fact required to be stated in any such prospectus, registration statement or application necessary to make the statements therein not misleading. This indemnity provision shall survive the termination of this Agreement.

     21. The International Fund shall indemnify, defend and hold harmless the European Equity Fund, its officers, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability to the European Equity Fund, its officers, trustees, employees or agents, arising out of any untrue statement or alleged untrue statement of a material fact contained in any prospectus or registration statement for the International Fund, as filed with the SEC or any state, or any amendment or supplement thereto, or any application prepared by or on behalf of the International Fund and filed with any state regulatory agency in order to register or qualify shares of the International Fund under the securities laws thereof; or which shall arise out of or be based upon any omission or alleged omission to state therein a material fact required to be stated in any such prospectus, registration statement or application necessary to make the statements therein not misleading; provided, however, the International Fund shall not be required to indemnify the European Equity Fund, its officers, trustees, employees and agents against any loss, claim, demand, liability or expense arising out of any information provided by the International Fund with the SEC or any state, or any amendment or supplement thereto. This indemnity provision shall survive the termination of this Agreement.

     22. The execution of this Agreement has been authorized by the Board of Directors of the International Fund and by the Board of Directors of the European Equity Fund.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed and attested by their officers thereunto duly authorized, as of the date first written above.

                                              PRINCIPAL INTERNATIONAL FUND, INC.

                                             BY:

__________________________________________
Attest:
A. S. Filean, Senior Vice President and Secretary

By:_______________________________________
  Ernest H. Gillum, Vice President & Secretary

PRINCIPAL EUROPEAN EQUITY FUND, INC.

                                             BY:

___________________________________
Attest:
A. S. Filean, Senior Vice President and Secretary

By:_______________________________________

  Ernest H. Gillum, Vice President & Secretary
PRINCIPAL MANAGEMENT CORPORATION
                                             BY:

__________________________________________
Attest:
A. S. Filean, Senior Vice President and Secretary

By:_______________________________________
  Ernest H. Gillum, Vice President & Secretary

                       PRINCIPAL INTERNATIONAL FUND, INC.
                          DES MOINES, IOWA 50392-0200
                      STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus/ information statement dated October 10, 2002 for the special meeting of the holders of the common stock, $.01 par value per share, of Principal European Equity Fund, Inc. ("European Equity Fund") and Principal Pacific Basin Fund, Inc. ("Pacific Basin Fund"), each an open-end management investment company. The meeting is to be held on Monday, October 28, 2002. A copy of the prospectus/information statement may be obtained from Principal Management Corporation.


The prospectus/information statement describes certain transactions contemplated by the proposed combination of the European Equity Fund and Pacific Basin Fund (each an "Acquired Fund") with Principal International Fund, Inc. ("International Fund") pursuant to the terms of an Agreement and Plan of Acquisition between each of the Acquired Funds and the International Fund and their manager, Principal Management Corporation. Under the Plan, the International Fund would acquire all the assets and assume all the liabilities of the Acquired Fund and issue in exchange shares of its Class A and Class B common stock. The Acquired Fund would immediately redeem all its outstanding shares by distributing the International Fund shares to its shareholders. As a result, each shareholder would own shares in the International Fund equal in value to shares of the same class as he or she had owned in the Acquired Fund at the effective time. Principal Management Corporation has agreed to pay all expenses incurred by the Funds in connection with the Plan.


The date of the Statement of Additional Information is October 10, 2002.

                               OTHER INFORMATION

The information otherwise required to be set forth in this Statement of Additional Information is included in the prospectuses and Statements of Additional Information of the three Funds, all dated March 1, 2002, and in the Funds' Annual Reports to Shareholders for the year ended October 31, 2001, all of which are incorporated herein by reference.

                              FINANCIAL STATEMENTS

The following audited historical financial statements and footnotes thereto of the each Acquired Fund and the International Fund, together with the Report of Independent Auditors thereon, are incorporated herein by reference from the Funds' Annual Report to Shareholders for the year ended October 31, 2001:

     (1) Statement of Assets and Liabilities, including the schedule of investments, for each of the Funds as of October 31, 2001;

     (2) Statement of Operations for each of the Funds for the year ended October 31, 2001;

     (3) Statement of Changes in Net Assets for the International Fund for the periods ended October 31, 2001 and 2000 and for each Acquired Fund for the year ended October 31, 2001 and for the period from May 1, 2000 (date shares first offered) to October 31, 2000;

     (4) Financial Highlights for the International Fund for each of the five years in the period ended October 31, 2001 and for each of the Acquired Funds for the year ended October 31, 2001 and for the period from May 1, 2000 (date shares first offered) to October 31, 2000; and

     (5) Notes to Financial Statements.

The financial statements of the Funds listed above and incorporated by reference into this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon and incorporated herein by reference. Such financial statements are incorporated by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                           PART C: OTHER INFORMATION

Item 15. Indemnification.

The information required in response to this item is incorporated herein by reference to Item 25 of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 02-72337) as filed with the Commission on February 25, 2002.

Item 16. Exhibits.

Exhibit Number Description

(1)(a)
     Articles of Amendment and Restatement of the Charter of the Registrant - incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 02-72337) as filed with the Commission on December 30, 1998.

(1)(b)
     Articles Supplementary are incorporated herein by reference to Exhibit
     (a)(3) to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N1-A (File No. 02-72337) as filed with the Commission on December 30, 1999.

(2) By-Laws of the Registrant - incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 02-72337) as filed with the Commission on December 30, 1999.

(3)  None

(4) Copy of Agreement and Plan of Acquisition (included as Appendix A to the Information Statement/ Prospectus, which is part of the Registration Statement on Form N-14).

(5)  None

(6)(a)
     Management Agreement with Principal Management Corporation - incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 02-72337) as filed with the Commission on December 30, 1998.

(6)(b)
     Sub-Advisory Agreement with Invista Capital LLC - incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 02-72337) as filed with the Commission on February 26, 1996.

(6)(c)
     Investment Service Agreement - incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 02-72337) as filed with the Commission on February 26, 1996.

(7)(a)
     Distribution Agreement - incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 02-72337) as filed with the Commission on February 26, 1996.

(7)(b)
     Dealer Selling Agreement - incorporated herein by reference to Exhibit
     (e)(2) to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 02-72337) as filed with the Commission on December 30, 1999.

(8)  None

(9) Custody Agreement - incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 02-72337) as filed with the Commission on February 26, 1996.

(10)(a)
     12b-1 Plan - Class A Shares 12b-1 Plan is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File No. 02-72337) as filed with the Commission on December 14, 1995.

(10)(b)
     12b-1 Plan - Class B Shares 12b-1 Plan - incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File No. 02-72337) as filed with the Commission on December 14, 1995.

(10)(c)
     Rule 18f-3 - Multiple Class Distribution Plan - incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 02-72337) as filed with the Commission on December 30, 1999.

(11) Opinion and consent of Counsel regarding legality of securities being registered.

(12) Opinion and consent of Counsel regarding certain tax matters and consequences to shareholders.

(13) None

(14) Consent of Independent Auditors

(15) None

(16) Powers of attorney executed by L. D. Zimpleman, J. E. Aschenbrenner, R. C. Eucher, J. D. Davis, P. A. Ferguson, R. W. Gilbert, B. A. Lukavsky and W.
     C. Kimball.

(17)(a)    Form of Proxy Ballot

(17)(b)
     Registrant's Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 for its fiscal year ended October 31, 2001 - incorporated herein by reference to Form 24f-2 filed with the Commission on January 4, 2002.

Item 17. Undertakings.

The undersigned registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Des Moines and the State of Iowa, on the 10th day of September, 2002.


                                        Principal International Fund, Inc.


                                        By:
..............................................
_______________________________________
                                          Ralph C. Eucher
                                          President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

              SIGNATURE         TITLE               DATE
              ---------         -----               ----

        _______________________                       September 10, 2002
        R. C. Eucher        Director and President
                             (Principal Executive Officer)

        _(L. D. Zimpleman*)_______              Director and September 10, 2002
        L. D. Zimpleman     Chairman of the Board

        _(J. E. Aschenbrenner*)____               Director September 10, 2002
        J. E. Aschenbrenner

        _(J. D. Davis*)____________               Director September 10, 2002
        J. D. Davis

        _(P. A. Ferguson*)_________               Director September 10, 2002
        P. A. Ferguson

        _(R. W. Gilbert*)__________               Director September 10, 2002
        R. W. Gilbert

        _(B. A. Lukavsky*)________                Director September 10, 2002
        B. A. Lukavsky

        _(W. C. Kimball*)_________                Director September 10, 2002
        W. C. Kimball

        _______________________               Financial Officer September 10,
2002
        K. L. Tibbetts      (Principal Financial and
                             Accounting Officer)



                                        By:
..............................................
____________________________________
                                          R. C. Eucher
                                          Attorney -in- Fact *Pursuant to powers
                                           of attorney previously filed

September 9, 2002



Board of Directors
Principal International Fund, Inc.
Des Moines, IA 50392-0200

RE   Registration Statement on Form N-14
     Pursuant to Securities Act of 1933



I am familiar with the proposed issuance by Principal International Fund, Inc. of shares of its Class A common stock, par value $.01 per share and Class B common stock, par value $.01 per share, in connection with the transfer to it of the assets and liabilities of Principal European Equity Fund, Inc. and Principal Pacific Basin Fund, Inc. pursuant to the terms of an Agreement and Plan of Acquisition to which they are parties (the "Shares"). I am also familiar with the above-referenced Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission relating to the offer and sale of Shares. Based upon such investigation as I have deemed necessary, I am of the opinion that the Shares, when issued in accordance with the terms described in the Registration Statement, will be legally issued, fully paid and non-assessable.

I hereby consent to the filing of this opinion as a exhibit to the Registration Statement.

Very truly yours,



Michael D. Roughton
Counsel

September 3, 2002


Board of Directors
Principal European Equity Fund, Inc. and
Principal Pacific Basin Fund, Inc.
711 High Street
Des Moines, IA 50309

RE   Acquisition of Principal European Equity Fund, Inc. and Principal Pacific
Basin Fund, Inc.
     by Principal International Fund, Inc.

To the Board of Directors and Shareholders

Principal International Fund, Inc. ("International Fund") intends to acquire all of the assets and assume all of the liabilities of Principal European Equity Fund, Inc. and Principal Pacific Basin Fund, Inc. (each an "Acquired Fund") in a transaction described in a Form N-14 Registration Statement to be filed with the United States Securities and Exchange Commission (the "Registration Statement") on or about September 10, 2002. You have asked for an opinion concerning the Federal income tax consequences of the proposed transaction.

International Fund is a Maryland Corporation. Continuously since its formation it has qualified as a regulated investment company for purposes of Subchapter M of the United States Internal Revenue Code of 1986 (the "Code") and has elected to be taxed as such.

Each Acquired Fund is also a Maryland Corporation and each has also qualified since its inception as a regulated investment company for purposes of the Code, and has elected to be taxed as such.

International Fund and each Acquired Fund are each an open-end diversified, management company registered with the Securities and Exchange Commission and various states.

International Fund will acquire all of the assets of each Acquired Fund, and assume all of its liabilities, in exchange for International Fund shares. Each Acquired Fund will immediately liquidate and dissolve, distributing the shares of International Fund to its shareholders in retirement of their shares in the Acquired Fund. Each holder of shares of an Acquired Fund will, as a result of the transaction, own shares of International Fund of equal value.

In reliance on the information provided in the Registration Statement, I am of the opinion that:

     1. The acquisition of all of the assets and liabilities of each Acquired Fund by International Fund in exchange for shares of International Fund, followed by distribution of those shares of International Fund to shareholders of the Acquired Fund in liquidation of the Acquired Fund, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code.

     2. Shareholders of each Acquired Fund will recognize no gain or loss as a consequence of the surrender of their shares of the Acquired Fund in exchange for shares of International Fund pursuant to the liquidation of the Acquired Fund. (Code Section 354).

     3. The tax basis and holding period of shares of International Fund acquired in exchange for shares of each Acquired Fund will be the same as the tax basis and the holding period of the shares of the Acquired Fund exchanged therefore. (Code Sections 354 and 1223).

     4. Each Acquired Fund will recognize no gain or loss on the transfer of all of its assets to International Fund. (Code Section 361(a)).

     5. The tax basis of the assets of each Acquired Fund in the hands of International Fund will be the same as the tax basis of those assets in the hands of the Acquired Fund immediately prior to the acquisition. (Code Section 362(b)).

The foregoing opinions are based on the Code, current Treasury Regulations issued thereunder, published administrative, interpretations thereof and judicial decisions with respect thereto (collectively the "Tax Law") as of the date hereof. No assurance can be given that the Tax Laws will not change.

I hereby consent to the use of this letter as an Exhibit to, and reference to it in, the Registration Statement.

Sincerely yours,



Randy Bergstrom
Counsel to Principal International Fund, Inc.

                        Consent of Independent Auditors


We consent to the reference to our firm under Sections 1(b) and 2(b) in the Agreement and Plan of Acquisition included as Appendix A to the Prospectus/Information Statement and the caption "Financial Statements" in the Statement of Additional Information and to the incorporation by reference of our report dated November 26, 2001, with respect to the financial statements and financial highlights of the Principal International Fund, Inc., Principal Pacific Basin Fund, Inc. and Principal European Equity Fund, Inc. included in this Registration Statement Under the Securities Act of 1933 (Form N-14), filed with the Securities and Exchange Commission.



                                        /s/ Ernst & Young LLP
                                        Ernst & Young LLP

Des Moines, Iowa
September 6, 2002